Consolidated Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Stock Payable	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2015	325,341,224
Beginning balance, value at Dec. 31, 2015	$ 32,534	$ 4,051,874		$ (1,733,465)	$ 2,350,943
Repurchase of shares, value
Common shares issued for settlement of accrued liabilities, shares	229,300
Common shares issued for settlement of accrued liabilities, value	$ 23	$ 45,837			45,680
Net loss				(941,330)	(941,330)
Ending balance, shares at Dec. 31, 2016	325,570,524	4,097,711
Ending balance, value at Dec. 31, 2016	$ 32,557			(2,674,795)	1,455,473
Repurchase of shares, value			$ (88,000)		(88,000)
Options issued for purchase of fixed assets, value		$ 26,532			26,532
Common shares issued for settlement of accrued liabilities, value					45,860
Net loss				(847,860)	(847,860)
Ending balance, shares at Dec. 31, 2017	325,570,524
Ending balance, value at Dec. 31, 2017	$ 32,557	$ 4,124,243	$ (88,000)	$ (3,522,655)	546,145
Net loss					(1,567,109)
Ending balance, value at Sep. 30, 2018					$ 1,609,324